Debt - Maturities of Long-Term Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Remainder of 2022	$ 1,347	$ 2,684
2023	780	780
2024	780	780
2025	780	780
2026	74,180	74,180
Thereafter	0	0
Total	77,867	79,204	$ 78,558
Adams Street Capital Agreement | Medium-term Notes
Debt Instrument [Line Items]
Remainder of 2022	233	310
2023	310	310
2024	310	310
2025	310	310
2026	29,450	29,450
Thereafter	0	0
Total	30,613	30,690	31,000
Adams Street Delayed Draw Term Loan | Medium-term Notes
Debt Instrument [Line Items]
Remainder of 2022	113	150
2023	150	150
2024	150	150
2025	150	150
2026	14,250	14,250
Thereafter	0	0
Total	14,813	14,850	0
Adams Street Incremental Term Loan | Medium-term Notes
Debt Instrument [Line Items]
Remainder of 2022	240	320
2023	320	320
2024	320	320
2025	320	320
2026	30,480	30,480
Thereafter	0	0
Total	31,680	31,760	0
D&O Financing Loan | Notes Payable to Banks
Debt Instrument [Line Items]
Remainder of 2022	761	1,904
2023	0	0
2024	0	0
2025	0	0
2026	0	0
Thereafter	0	0
Total	$ 761	$ 1,904	$ 0